STOCK OPTIONS : (Details 1)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Schedule Of Stock Options [Line Items]
Expected volatility	143.00%	150.44%
Expected Life	10 years	10 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.10%	3.50%
Forfeiture Rate	4.40%	4.40%